Fair Value Measurements - Summary Company's Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Cash and investments held in Trust Account	$ 48,590,022	$ 313,913,217	$ 309,450,720
Public Warrants [Member] | Level 1 [Member] | Warrant [Member]
Liabilities:
Warrant Liability			5,207,024
Public Warrants [Member] | Level 2 [Member] | Warrant [Member]
Liabilities:
Warrant Liability	486,869	103,150
Private Placement Warrants [Member] | Level 2 [Member] | Warrant [Member]
Liabilities:
Warrant Liability	$ 289,148	$ 61,260	$ 3,092,410